Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
Leases [Abstract]
Operating lease asset	$ 24,282	$ 10,310		$ 13,800
Total lease liabilities	25,047	11,044		$ 14,300
Operating lease, expense	$ 4,200	$ 4,000	$ 3,400
Operating lease, weighted average remaining lease term	7 years 7 months 6 days	4 years
Operating lease, weighted average discount rate, percent	5.80%	4.90%